SEGMENTED INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Total Revenue From Mining Operations	$ 21,805	$ 14,787	$ 40,641	$ 27,180